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                                STOCKJUNGLE.COM



                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2001

Dear StockJungle.com Community Intelligence Fund (Symbol: SJCIX) Shareholder:

Hey, there is no way to spin it, we had a disappointing first quarter. Just as we were able to glory in last year's second quarter performance, so now do we have to eat the crow that comes with our less than stellar performance in the first quarter of this year. You can visit our Web site at http://www.stockjungle.com/funds to see how we performed.

You had to be living under a rock not to know that the U.S. markets had a rough go of it in the first three months of 2001. Investors became increasingly nervous about the near-term prospects for technology stocks and the economy, and even a few hefty interest rate cuts by the Federal Reserve weren't enough to soften the blow.

As for the Community Intelligence Fund, the types of stocks that the StockJungle.com community loves to invest in are typically more volatile than those of the general market. As a result, the portfolio we construct also happens to be more volatile. This can result in exaggerated movements in both directions - up and down. Unfortunately, last quarter, we had an exaggerated movement to the downside.

Fortunately, for all of us long-term investors, six months is not the proper yardstick with which to measure our investment portfolio. In fact, we here at StockJungle.com are more excited than ever about the data that is coming out of our community. We've been busy constructing new tools that allow us to utilize this data in ways previously not available. For example, I can now run a screen that shows me the top ten stocks in the community with the greatest weekly relative increase in dollar flow, both on the long and short side. What does that do for us? Well, quite simply, it allows us to find new investment ideas that are gaining favor amongst our community members before they've turned up on Wall Street's radar.

And with more than 30,000 members and 4,000 actively managed portfolios in the StockJungle.com community, we are extremely optimistic about the investment insights these new screens and tools will provide.

We appreciate your investment in the StockJungle.com Community Intelligence Fund, and you can be assured that I'm working my posterior off to provide you with the best mutual fund ever. If you have any questions, comments, or suggestions, please do not hesitate to e-mail me at michael@stockjungle.com or call me at (323) 602-2000. I'd love to hear from you.

Sincerely,


/s/ Michael Witz

Michael Witz
Founder and Portfolio Manager
StockJungle.com Investment Advisors

P.S. In case you were not aware, starting April 18, 2001, I have taken the reigns of portfolio manager from Akber Zaidi who has gone on to pursue other interests. We wish him the best.

                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

SCHEDULE OF INVESTMENTS at March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
 Shares        COMMON STOCKS: 93.1%                                     Value
--------------------------------------------------------------------------------
               BIOTECHNOLOGY: 5.9%
    500        Amgen, Inc.*                                         $    30,094
    500        Biogen, Inc.*                                             31,656
  1,000        IDEC Pharmaceuticals Corp.*                               40,000
                                                                    -----------
                                                                        101,750
                                                                    -----------
               COMMUNICATIONS EQUIPMENT: 1.4%
    400        Comverse Technology, Inc.*                                23,556
                                                                    -----------
               COMPUTERS-MEMORY DEVICES: 2.2%
  1,300        EMC Corp.*                                                38,220
                                                                    -----------
               COMPUTERS-NETWORKING: 2.7%
  3,000        Sun Microsystems, Inc.*                                   46,110
                                                                    -----------
               COMPUTERS-SOFTWARE AND SERVICES: 14.5%
  2,000        Compaq Computer Corp.                                     36,400
  1,600        Intuit Inc.*                                              44,400
     47        McDATA Corp.*                                                887
  1,000        Microsoft Corp.*                                          54,687
  4,000        Oracle Corp.*                                             59,920
  1,100        Rational Software Corp.*                                  19,525
  1,200        Siebel Systems, Inc.*                                     32,640
                                                                    -----------
                                                                        248,459
                                                                    -----------
               DATA PROCESSING SERVICES: 3.2%
  1,000        Automatic Data Processing, Inc.                           54,380
                                                                    -----------
               ELECTRONICS-SEMICONDUCTORS: 23.2%
  1,200        Applied Materials, Inc.*                                  52,200
  3,500        Atmel Corp.*                                              34,344
  2,600        Intel Corp.                                               68,413
  2,000        KLA-Tencor Corp.*                                         78,750
  2,500        LSI Logic Corp.*                                          39,325
  1,200        Micron Technology, Inc.                                   49,836
  1,300        Sanmina Corp.*                                            25,431
  1,500        Teradyne Inc.*                                            49,500
                                                                    -----------
                                                                        397,799
                                                                    -----------
               FINANCIAL SERVICES DIVERSIFIED: 17.3%
    500        Capital One Financial Corp.                               27,750
  1,000        Goldman Sachs Group, Inc. (The)                           85,100
  1,000        Morgan Stanley Dean Witter & Co.                          53,500
  2,100        Schwab (Charles) Corp.                                    32,382
  2,000        Wells Fargo & Co.                                         98,940
                                                                    -----------
                                                                        297,672
                                                                    -----------

               STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------
               HEALTH CARE SERVICES: 3.5%
  1,000        UnitedHealth Group Inc.                              $    59,260
                                                                    -----------
               MANUFACTURING-DIVERSIFIED: 1.8%
  2,000        Flextronics International Ltd.*                           30,000
                                                                    -----------
               MEDIA: 2.3%
  1,000        AOL Time Warner Inc.*                                     40,150
                                                                    -----------
               OIL & GAS DRILLING: 3.8%
  1,400        Noble Drilling Corp.*                                     64,624
                                                                    -----------
               RETAIL-APPAREL: 2.5%
  1,800        The Gap, Inc.                                             42,696
                                                                    -----------
               RETAIL-CONSUMER ELECTRONICS: 2.1%
  1,000        Best Buy Co., Inc.*                                       35,960
                                                                    -----------
               TELECOMMUNICATIONS EQUIPMENT: 2.3%
    700        Qualcomm Inc.*                                            39,638
                                                                    -----------
               TELECOMMUNICATIONS SERVICES: 1.6%
  1,300        AT&T Corp.                                                27,690
                                                                    -----------
               TELECOMMUNICATIONS-INTEGRATED: 2.8%
  2,600        WorldCom, Inc.*                                           48,588
                                                                    -----------
               TOTAL COMMON STOCKS
               (cost $2,306,143)                                      1,596,552
                                                                    -----------

Principal
Amount         SHORT-TERM INVESTMENTS: 5.1%
--------------------------------------------------------------------------------
$88,245        Fifth Third U.S. Treasury Money Market Fund
               (cost $88,245)                                            88,245
                                                                    -----------
               TOTAL INVESTMENTS IN SECURITIES
               (cost $2,394,388+): 98.2%                              1,684,797
               Other Assets less Liabilities: 1.8%                       30,885
                                                                    -----------
               NET ASSETS: 100.0%                                   $ 1,715,682
                                                                    ===========

*    Non-income producing security.

+ At March 31, 2001, the cost basis of securities for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of securities were as follows:

               Gross unrealized appreciation                        $    16,666
               Gross unrealized depreciation                           (726,257)
                                                                    -----------
                    Net unrealized depreciation                     $  (709,591)
                                                                    ===========

See accompanying Notes to Financial Statements.

                  STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $2,394,388)             $ 1,684,797
  Cash                                                                       55
  Receivables:
    Securities sold                                                     146,911
    Dividends and interest                                                  702
    Due from advisor (Note 3)                                            18,698
  Prepaid expenses and other assets                                       4,104
                                                                    -----------
      Total assets                                                    1,855,267
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased                                                113,835
    Accrued expenses                                                     25,439
    Other                                                                   311
                                                                    -----------
      Total liabilities                                                 139,585
                                                                    -----------

NET ASSETS                                                          $ 1,715,682
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($1,715,682/228,151 shares outstanding; unlimited number of
shares authorized without par value)                                $      7.52
                                                                    ===========

COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $ 4,070,072
  Accumulated net investment income                                     (14,229)
  Accumulated net realized loss on investments                       (1,630,570)
  Net unrealized depreciation on investments                           (709,591)
                                                                    -----------
      Net assets                                                    $ 1,715,682
                                                                    ===========

See accompanying Notes to Financial Statements.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                  MARCH 31, 2001
                                                                  --------------
INVESTMENT INCOME
  Income:
    Dividend income                                                $     3,113
    Interest income                                                      7,456
                                                                   -----------
    Total income                                                        10,569
                                                                   -----------
  Expenses:
    Advisory fees (Note 3)                                              19,362
    Administration fees (Note 3)                                        12,082
    Fund accounting fees                                                 7,975
    Transfer agent fees                                                  7,450
    Audit fees                                                           6,042
    Custody fees                                                         3,826
    Shareholder servicing fees                                           3,133
    Reports to shareholders                                              2,872
    Legal fees                                                           1,923
    Trustee fees                                                         1,295
    Registration expense                                                 1,117
    Insurance expense                                                    1,025
    Miscellaneous                                                          463
                                                                   -----------
      Total expenses                                                    68,565
      Less: Fees waived and exepenses absorbed (Note 3)                (43,767)
                                                                   -----------
      Net expenses                                                      24,798
                                                                   -----------
        NET INVESTMENT INCOME (LOSS)                                   (14,229)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                  (1,478,746)
  Net unrealized depreciation on investments                        (1,099,057)
                                                                   -----------
    Net realized and unrealized loss on investments                 (2,577,803)
                                                                   -----------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(2,592,032)
                                                                   ===========

See accompanying Notes to Financial Statements.

                  STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS          NOVEMBER 17, 1999*
                                                                                     ENDED                 THROUGH
                                                                                MARCH 31, 2001#       SEPTEMBER 30, 2000
                                                                                ---------------       ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss                                                             $   (14,229)           $    (1,654)
  Net realized loss on investments                                                 (1,478,746)              (151,824)
  Net unrealized appreciation (depreciation) on investments                        (1,099,057)               389,466
                                                                                  -----------            -----------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (2,592,032)               235,988

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in outstanding shares (a)     (3,092,493)             7,114,219
                                                                                  -----------            -----------
    TOTAL INCREASE IN NET ASSETS                                                   (5,684,525)             7,350,207

NET ASSETS
  Beginning of period                                                               7,400,207                 50,000
                                                                                  -----------            -----------
  END OF PERIOD (including accumulated net investment income (Loss)
    of ($14,229) and $0, respectively)                                            $ 1,715,682            $ 7,400,207
                                                                                  ===========            ===========

(a)  Summary of capital share transactions is as follows:

                                                                 SIX MONTHS                  NOVEMBER 17, 1999*
                                                                    ENDED                         THROUGH
                                                               MARCH 31, 2001#               SEPTEMBER 30, 2000
                                                         --------------------------      --------------------------
                                                           SHARES          VALUE           SHARES          VALUE
                                                         ---------      -----------      ---------      -----------
Shares sold                                                 72,268      $   879,917        504,131       $7,551,383
Shares redeemed                                           (324,457)      (3,972,410)       (28,791)        (437,164)
                                                         ---------      -----------      ---------       ----------
Net increase (decrease)                                   (252,189)     $(3,092,493)       475,340       $7,114,219
                                                         =========      ===========      =========       ==========

# Unaudited.
* Commencement of operations.

See accompanying Notes to Financial Statements.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                     SIX MONTHS           NOVEMBER 17, 1999*
                                                                        ENDED                 THROUGH
                                                                   MARCH 31, 2001#       SEPTEMBER 30, 2000
                                                                   ---------------       ------------------
Net asset value, beginning of period                                   $ 15.41                 $ 10.00
                                                                       -------                 -------
Income from investment operations:
  Net investment income (loss)                                           (0.06)                     --
  Net realized and unrealized gain (loss) on investments                 (7.83)                   5.41
                                                                       -------                 -------
Total from investment operations                                         (7.89)                   5.41
                                                                       -------                 -------
Net asset value, end of period                                         $  7.52                 $ 15.41
                                                                       =======                 =======

Total return++                                                          (51.20%)                 54.10%

Ratios/supplemental data:
  Net assets, end of period (millions)                                 $  1.7                  $  7.4

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed+                               3.58%                   0.99%
  After fees waived and expenses absorbed+                                1.29%                   0.99%

Ratio of net investment income (loss) to average net assets:
  Before fees waived and expenses absorbed+                              (3.03%)                 (0.06%)
  After fees waived and expenses absorbed+                               (0.74%)                 (0.06%)

Portfolio turnover rate++                                               227.40%                 217.59%

#  Unaudited.
*  Commencement of operations.
+  Annualized.
++ Not annualized.

See accompanying Notes to Financial Statements.

                         STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The StockJungle.com Community Intelligence Fund (the "Fund), formerly a series of the StockJungle.com Trust, was reorganized into the Trust for Investment Managers ("TIM") on November 6, 2000, which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The public offering of shares of the StockJungle.com Community Intelligence Fund commenced on November 17, 1999.

     The StockJungle.com Community Intelligence Fund seeks to provide investors with long-term capital appreciation by investing principally in a diversified portfolio of equity securities of U.S. companies with market capitalizations of no less than $100 million which have demonstrated potential for long-term growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION. Securities traded on a national securities exchange, or Nasdaq are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required. StockJungle.com Community Intelligence Fund

--------------------------------------------------------------------------------

          As of September 30, 2000, the StockJungle.com Community Intelligence Fund had a capital loss carryforward for federal income tax purposes of $151,824, which expires in year 2008. As of September 30, 2000, the StockJungle.com Community Intelligence Fund reclassified $1,654 of net investment losses to paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

     C. SECURITIES TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Securities transactions are accounted for on the trade date. The cost of securities sold is determined using the specific identification method. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     StockJungle.com Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund.

     The Trust for Investment Managers entered into a new Investment Advisory Agreement with the Advisor on November 7, 2000. Under this new agreement, the Advisor no longer pays all operating expenses of the Fund. But rather, the Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 1.45%. For the six months ended March 31, 2001, the Advisor waived $19,362 in fees and absorbed expenses of $24,405. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

                  STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

--------------------------------------------------------------------------------

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board of Trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee from the Fund beginning November 6, 2000 at the following annual rates, subject to a minimum annual fee of $30,000:

           Under $50 million        0.20% of average daily net assets
           $50 to $100 million 0.15% of average daily net assets $100 to $150 million 0.10% of average daily net assets
           Over $150 million        0.05% of average daily net assets

     For the six months ended March 31, 2001, the Fund incurred $12,082 in administration fees.

     Subsequent to September 30, 2000, under the terms of a services agreement, Unified Fund Services, Inc. ("Unified") provides fund accounting and transfer agent services to the Fund.

     Effective July 17, 2000, First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     The Trust for Investment Managers pays each Trustee who is not an "interested person" an annual fee of $7,500 and reimburses them for expenses incurred to attend the meetings. Trustee fees is allocated among all of the Funds in the Trust. Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from the sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended March 31, 2001, were $8,580,428 and $11,487,857 respectively, for the Fund.

                                 PRIVACY NOTICE

The Fund, the Advisor, and the Distributor collect non-public information about you from the following sources:

*    Information we receive about you on applications or other forms;
*    Information you give us orally; and
*    Information about your transactions with us.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

                                     ADVISOR
                         StockJungle.com Advisors, Inc.
                      5750 Wilshire Boulevard., Suite 560
                             Los Angeles, CA 90036


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                                Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263


                                 TRANSFER AGENT
                           Unified Fund Services, Inc.
                           431 N. Pennsylvania Street
                          Indianapolis, IN 46204-1806


                                  LEGAL COUNSEL
                        Paul, Hastings, Janofsky & Walker
                         555 Flower Street, 23rd Floor
                           Los Angeles, CA 90071-2371


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.